RELATED PARTY TRANSACTIONS (Details)	9 Months Ended	12 Months Ended
	Apr. 30, 2015 USD ($)	Jul. 31, 2014 USD ($)	Apr. 25, 2015 USD ($)	Apr. 25, 2015 CNY (¥)	Apr. 30, 2014 USD ($)	Apr. 30, 2014 CNY (¥)	Jul. 18, 2013 USD ($)	Jul. 18, 2013 CNY (¥)
Rental fees:
LuckSky Group	$ 172,611	$ 52,542
Prepaid expenses on behalf of the company:
Total	862,927	3,080,147
Kelitai Air Powered Machinery Co Ltd [Member]
Rental fees:
LuckSky Group	133,324	33,253
Purchase Fixed assets:
Payments to Acquire Productive Assets	0	1,235,667
Borrowings:
Short-term Debt	0	1,242,198	$ 507,917	¥ 3,150,000	$ 483,830	¥ 3,000,000	$ 1,242,198	¥ 7,722,000
Prepaid expenses on behalf of the company:
Prepaid Expense, Current	0	1,510
Sanhe Dong Yi Glass Machine Company Limited [Member]
Rental fees:
Sanhe Dong Yi (Capital lease interest payable)	172,611	52,542
Borrowings:
Short-term Debt	0	160,865
Zhou Deng Rong [Member]
Prepaid expenses on behalf of the company:
Prepaid Expense, Current	$ 556,992	$ 354,112